Debt - Summary of Debt Continuity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Financial Instruments [Abstract]
Borrowings at beginning of period	$ 5,292	$ 7,167	$ 5,816	$ 7,374
Cash flows
Proceeds from debt	170	230	445	569
Redemption, purchase or repayment of debt	(530)	(710)	(1,026)	(1,323)
Non-cash changes
Loss on debt redemption or purchase	0	0	45	58
Changes in foreign exchange rates	0	(164)	0	474
Finance fees, discount amortization and other	8	11	12	15
Borrowings at end of period	$ 4,940	$ 6,534	$ 5,292	$ 7,167